Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.38%	6.32%	5.45%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	4.43%	6.71%			6.21%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(2.10%)	5.68%			4.34%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	1.77%	6.08%			4.15%
Without Sales Load [Member] | Adviser Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adviser Class (without sales charge)
Average Annual Return, Percent	6.48%	7.80%			7.28%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	6.23%	7.53%	6.48%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	5.43%	6.71%			6.21%
Without Sales Load [Member] | Adviser Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adviser Class (without sales charge)
Average Annual Return, Percent	3.85%	7.15%		4.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	3.58%	6.88%			4.93%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	2.77%	6.08%			4.15%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%			12.15%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	12.93%	8.89%			8.10%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	12.59%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	12.93%	8.89%	7.95%
Russell 3000 Total Return. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%			12.15%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	12.93%	8.89%			8.10%
Russell 3000 Total Return. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%		12.33%
Russell 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Average Annual Return, Percent	11.24%	8.01%		7.24%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%			12.15%
Russell 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Average Annual Return, Percent	11.24%	8.01%			6.77%
Russell 3000 Total Return. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%			12.15%
Russell 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Average Annual Return, Percent	11.24%	8.01%			6.77%